Organization and Business Operations (Details Textual) (USD $)	1 Months Ended	12 Months Ended		24 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended				1 Months Ended
	Jul. 25, 2012	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2013	Mar. 31, 2013 Trust Account Deposits [Member]	Mar. 31, 2013 Public Shares [Member]	Jul. 26, 2012 Over Allotment Units [Member]	Mar. 31, 2013 Early BirdCapial, Inc [Member]	Jul. 25, 2012 Private Placement [Member]	Jul. 26, 2012 Private Placement [Member]	Mar. 31, 2013 Private Placement [Member]	Mar. 31, 2012 Private Placement [Member]	Jul. 25, 2012 Private Placement [Member] Early BirdCapial, Inc [Member]
Entity Incorporation, Date of Incorporation		Apr. 06, 2011
Entity Incorporation, State Country Name		British Virgin Islands
Initial Offering Period		July 19, 2012
Stock Units Issued During Period	5,000,000						750,000
Stock Issued During Period, Shares, New Issues									4,400,000	420,000
Proceeds from Issuance of Warrants		$ 2,410,000	$ 0	$ 2,410,000					$ 42,200,000				$ 2,200,000
Underwriters Commissions							210,000	860,000	1,400,000
Shares outstanding		7,187,500		7,187,500		5,750,000						1,437,500
Class of Warrant or Right, Outstanding		10,570,000		10,570,000		5,750,000					4,820,000
Proceeds from Issuance Initial Public Offering					46,000,000		6,000,000
Share Price		$ 8		$ 8
Interest Receivable					50,000
Minimum Redemption Threshold for Public Shares		$ 5,000,001		$ 5,000,001
Estimated Percentage Of Trust Account Fair Value Required For Business Combinations					80.00%